LONG-TERM INVESTMENTS, NET - Additional information (Details) - CNY (¥)		1 Months Ended				12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	May 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				13.90%
Impairment of equity investments without readily determinable fair values						¥ 35,000,000	¥ 0
Equity investment percentage				13.90%
Impairment of long-term investments						524,000	0
Payment to acquire available for sale securities				¥ 10,000,000
Increase in fair value of the investment							11,496,000	¥ 5,235,000
Unrealized holding gains on available for sale securities, net of income taxes						0	¥ 2,818,000	¥ 42,000
Beijing Crouching Tiger Hidden Dragon Internet Technology Co Ltd [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							11.25%
Equity investment percentage							11.25%
A company providing mechanic training
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment					¥ 12,000,000
Equity investment , cost method percentage					2.86%
Impairment of equity investments without readily determinable fair values						0	¥ 0
A company providing intelligent robot products
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment			¥ 24,000,000
Equity investment , cost method percentage			6.00%
Impairment of equity investments without readily determinable fair values						24,000,000	0
A company providing information sharing IT platform
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment		¥ 22,500,000
Equity investment , cost method percentage		15.00%
Impairment of equity investments without readily determinable fair values						0	0
Other equity investments without readily determinable fair values
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values						¥ 11,000,000	0
Companies providing hockey program management
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				28.50%		20.00%
Payment to acquire investment				¥ 790,000		¥ 1,580,000
Equity investment percentage				28.50%		20.00%
Impairment of long-term investments						¥ 524,000	¥ 0
A company providing Internet product solutions
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Payment to acquire investment	¥ 14,000,000
Equity investment percentage	20.00%
Impairment of long-term investments						¥ 0